DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Notes Payable [Abstract]
Schedule of Maturities of Debentures
	As of December 31, 2017
	Interest rate	2018	2019	2020	2021	2022	2023 and on	Total
Debentures Series G (see B below)	2.79%	$--	$--	$38,568	$38,568	$38,568	$19,283	$134,987
Jazz’s Notes (see C below)	8%	58,307	--	--	--	--	--	58,307
Total outstanding principal amounts of debentures		$58,307	$--	$38,568	$38,568	$38,568	$19,283	$193,294
Accretion of carrying amount to principal amount								(11,629)
Carrying amount								$181,665